S000093069 [Member] Expense Example - AMG GW&K Securitized Bond SMA Shares - AMG GW&K Securitized Bond SMA Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	46
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	$ 247